4. CONVERTIBLE NOTES AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
CONVERTIBLE NOTES AND NOTES PAYABLE

On December 12, 2006, we borrowed funds from the Southeast Idaho Council of Governments (SICOG), the EDA-#180 loan. The interest rate is 6.25%, and the maturity date was January 5, 2013. During the year ended December 31, 2018, we made a repayment of $3,208. The loan principal was $9,379 with accrued interest of $186 as of December 31, 2018. This note is in default.

On December 23, 2009, we borrowed funds from SICOG, the EDA-#273 loan. The interest rate is 7%, and the maturity date was December 23, 2014. The loan principal was $94,480 with accrued interest of $22,864 as of December 31, 2018. This note is in default.

On December 23, 2009, we borrowed funds from SICOG, the MICRO I-#274 loan and MICRO II-#275 loan. The interest rate is 7%, and the maturity date was December 23, 2014. The loan principal was $47,239 with accrued interest of $11,349 as of December 31, 2018. These notes are in default.

On December 1, 2007, we borrowed funds from the Eastern Idaho Development Corporation and the Economic Development Corporation. The interest rate is 7%, and the maturity date was September 1, 2015. The loan principal was $85,821 with accrued interest of $39,414 as of December 31, 2018. This note is in default.

On September 25, 2009, we borrowed funds from the Pocatello Development Authority. The interest rate is 5%, and the maturity date was October 25, 2011. The loan principal was $50,000 with accrued interest of $20,740 as of December 31, 2018. This note is in default.

On March 12, 2015, we combined convertible notes issued in 2010, 2011, and 2012, payable to our officers and directors in the aggregate principal amount of $320,246, plus accrued but unpaid interest of $74,134, into a single, $394,380 consolidated convertible note (the “Consolidated Note”). The Consolidated Note was assigned to JPF Venture Group, Inc., an investment entity that is majority-owned by Jeremy Feakins, our director, chief executive officer, and chief financial officer. The Consolidated Note was convertible to common stock at $0.025 per share, the approximate market price of our common stock as of the date of the issuance. On February 24, 2017, the Consolidated Note was amended to eliminate the conversion feature. The Consolidated Note bears interest at 6% per annum and is due and payable within 90 days after demand. As of December 31, 2018, the outstanding loan balance was $394,380 and the accrued but unpaid interest was $95,011 on the Consolidated Note. This note is in default.

During 2016 and 2015, we borrowed $75,000 from JPF Venture Group, Inc. pursuant to promissory notes. The terms of the notes are as follows: (i) interest is payable at 6% per annum; (ii) the notes are payable 90 days after demand; and (iii) payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share each for $0.03 of principal amount of the note. This conversion share price was adjusted to $0.01384 for the reverse stock splits. As of December 31, 2018, the outstanding balance was $75,000, plus accrued interest of $12,173. As of December 31, 2018, we have recorded a debt discount of $75,000 for the fair value derivative liability and fully amortized the debt discount.

During 2016, we borrowed $112,500 from JPF Venture Group, Inc. pursuant to promissory notes. The terms of the notes are as follows: (i) interest is payable at 6% per annum; (ii) the note are payable 90 days after demand; and (iii) payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion price is not required to adjust for the reverse stock split as per the note agreement. On February 24, 2017, the notes were amended to eliminate the conversion features. As of December 31, 2018, the outstanding balance was $112,500, plus accrued interest of $18,197.

On October 20, 2016, we borrowed $12,500 from an independent director pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion share price was adjusted to $0.01384 for the reverse stock splits. As of December 31, 2018, the outstanding balance was $12,500, plus accrued interest of $1,754. As of December 31, 2018, we have recorded a debt discount of $12,500 for the fair value of derivative liability and fully amortized the debt discount.

On October 20, 2016, we borrowed $25,000 from a stockholder pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion share price was adjusted to $0.01384 for the reverse stock splits. As of September 5, 2017, the note holder converted the note principal of $25,000 into 1,806,298 shares common stock. As of December 31, 2018, there was an outstanding balance of accrued interest of $904.

During 2012, we issued a note payable for $1,000,000 and three-year warrants to purchase 3,295,761 shares of common stock with an exercise price of $0.50 per share. The note had an interest rate of 10% per annum, was secured by a first lien in all of our assets, and was due on February 3, 2015. We determined the warrants had a fair value of $378,500 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the note payable and was being amortized over the life of the note. We repriced the warrants during 2013 and took an additional charge to earnings of $1,269,380 related to the repricing. The warrants were exercised upon the repricing. On March 6, 2018, the note was amended to extend the due date to December 31, 2018. As of December 31, 2018, the outstanding balance was $1,000,000, plus accrued interest of $636,948. This note is in default.

During 2013, we issued Series B units. Each unit is comprised of a note agreement, a $50,000 promissory note that matures on September 30, 2023, and bears interest at 10% per annum payable annually in arrears, a security agreement, and a warrant to purchase 10,000 shares of common stock at an exercise price to be determined pursuant to a specified formula and expires on September 30, 2023. During 2013, we issued $525,000 of 10% promissory notes and warrants to purchase 105,000 shares of common stock. We determined the warrants had a fair value of $60,068 based on the Black-Scholes option-pricing model. As part of our agreement with a proposed external financing source, the board repriced the warrants to $0.00, exercised the warrants, and issued shares of common stock. On August 15, 2017, loans of $316,666 and accrued interest of $120,898 were converted to 437,564 shares at $1.00 per share, which was ratified by a disinterested majority of the board of directors. The shares were recorded at fair value of $1,165,892, which resulted in a loss on settlement of debt of $728,328 on the conversion date. As of December 31, 2018, the loan balance was $158,334 and the accrued interest was $84,947.

During 2013, we issued a note payable for $290,000 in connection with the reverse merger transaction with Broadband Network Affiliates, Inc., or BBNA. We have determined that no further payment of principal or interest on this note should be made because the note holder failed to perform his underlying obligations giving rise to this note. As such, we are confident that if the note holder were to seek legal redress, a court would decide in our favor by either voiding the note or awarding damages sufficient to offset the note value. As of December 31, 2018, the balance outstanding was $130,000, and the accrued interest as of that date was $50,857. This note is in default.

On January 18, 2018, Jeremy P. Feakins & Associates, LLC, an investment entity owned by our chief executive, chief financial officer, and a director, agreed to extend the due date for repayment of a $2,265,000 note issued in 2014 to the earlier of December 31, 2018, or the date of the financial closings of our Baha Mar project (or any other project of $25 million or more), whichever occurs first. On August 15, 2017, principal of $618,500 and accrued interest of $207,731 were converted to 826,231 shares at $1.00 per share, which was ratified by a disinterested majority of the board of directors. The conversion was recorded at historical cost due to the related-party nature of the transaction. For the year ended December 31, 2018, we repaid $35,000. As of December 31, 2018, the note balance was $1,102,500 and the accrued interest was $511,818. This note is in default.

We have $300,000 in principal amount of outstanding notes due to unrelated parties, issued in 2014, in default since 2015, accruing interest at a default rate of 22%. We intend to repay the notes and accrued interest upon the Baha Mar SWAC/LWAC project’s financial closing. Accrued interest totaled $247,045 as of December 31, 2018.

The due date of April 17, 2017, on a $50,000 promissory note with an unaffiliated investor, has been extended to April 7, 2019. The note and accrued interest can be converted into our common stock at a conversion rate of $0.75 per share at any time prior to the repayment. This conversion price is not required to adjust for the reverse stock split as per the note agreement. Accrued interest totaled $18,917 as of December 31, 2018.

On March 9, 2017, an entity owned and controlled by our chief executive officer agreed to provide up to $200,000 in working capital. The note bears interest of 10% and is due and payable within 90 days of demand.  During the year ended December 31, 2017, we received an additional $2,000 and repaid $25,000. As of December 31, 2018, the balance outstanding was $177,000, plus accrued interest of $32,851.

During the third quarter of 2017, we completed a $2,000,000 convertible promissory note private placement offering. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable two years after purchase; and (iii) all principal and interest on each note automatically converts on the conversion maturity date into shares of our common stock at a conversion price of $4.00 per share, as long as the closing share price of our common stock on the trading day immediately preceding the conversion maturity date is at least $4.00, as adjusted for stock splits, stock dividends, reclassification, and the like. If the price of our shares on such date is less than $4.00 per share, the note (principal and interest) will be repaid in full. As of December 31, 2018, the outstanding balance for all four notes was $80,000, plus accrued interest of $7,003.

On November 6, 2017, we entered into an agreement and promissory note with JPF Venture Group, Inc. to loan up to $2,000,000 to us. The terms of the note are as follows: (i) interest is payable at 10% per annum; (ii) all unpaid principal and all accrued and unpaid interest is due and payable at the earliest of a resolution of the Memphis litigation, September 30, 2018, or when we are otherwise able to pay. For the year ended December 31, 2018 and 2017, we repaid $29,474 and $39,432 respectively. As of December 31, 2018, the outstanding balance was $612,093 and the accrued interest was $80,568. On September 30, 2018, the note was amended to extend the maturity date to the earliest of a resolution of the Memphis litigation, December 31, 2018, or when we are otherwise able to pay. This note is in default.

In December 2017, we entered into a note and warrant purchase agreement pursuant to which we issued a series of unsecured promissory notes to accredited investors, in the aggregate principal amount of $979,156 as of December 31, 2018. These notes accrue interest at a rate of 10% per annum payable on a quarterly basis and are not convertible into shares of our capital stock. The notes are payable within five business days after receipt of gross proceeds of at least $1,500,000 from L2 Capital, LLC, an unaffiliated Kansas limited liability company (“L2 Capital). We may prepay the notes in whole or in part, without penalty or premium, on or before the maturity date of July 30, 2019. In connection with the issuance of the notes, for each note purchased, the note holder will receive a warrant as follows:

●	$10,000 note with a warrant to purchase 2,000 shares

●	$20,000 note with a warrant to purchase 5,000 shares

●	$25,000 note with a warrant to purchase 6,500 shares

●	$30,000 note with a warrant to purchase 8,000 shares

●	$40,000 note with a warrant to purchase 10,000 shares

●	$50,000 note with a warrant to purchase 14,000 shares

The exercise price per share of the warrants is equal to 85% of the closing price of our common stock on the day immediately preceding the exercise of the relevant warrant, subject to adjustment as provided in the warrant. The warrant includes a cashless net exercise provision whereby the holder can elect to receive shares equal to the value of the warrant minus the fair market value of shares being surrendered to pay the exercise price. As of December 31, 2018, and December 31, 2017, the balance outstanding was $979,156 and $490,000, respectively. As of December 31, 2018, and December 31, 2017, the accrued interest was $71,542 and $613, respectively. As of December 31, 2018, and December 31, 2017, we had issued warrants to purchase 262,000 and 134,000 shares of common stock, respectively. As of December 31, 2018, and December 31, 2017, we determined that the warrants had a fair value of $34,975 and $41,044, respectively, based on the Black-Scholes pricing model. The fair value was recorded as a discount on the notes payable and is being amortized over the life of the notes payable. As of December 31, 2018, we have amortized $51,584 of debt discount. As of December 31, 2018, warrants to purchase 39,000 shares have been exercised (see Note 6), and the debt discount related to the exercised warrants has been fully expensed. As of December 31, 2018, $21,367 of the principal payments of two notes are due and in default.

On February 15, 2018, we entered into an agreement with L2 Capital for a loan of up to $565,555, together with interest at the rate of 8% per annum, which consists of up to $500,000 to us and a prorated original issuance discount of $55,555 and $10,000 for transactional expenses to L2 Capital. L2 Capital has the right at any time to convert all or any part of the note into fully paid and nonassessable shares of our common stock at the fixed conversion price, which is equal to $0.50 per share; however, at any time on or after the occurrence of any event of default under the note, the conversion price will adjust to the lesser of $0.50 or 65% multiplied by the lowest volume weighted average price of the common stock during the 20-trading-day period ending, in L2 Capital’s sole discretion on each conversion, on either the last complete trading day prior to the conversion date or the conversion date. As of December 31, 2018, we have received five tranches totaling $482,222 with debt issuance cost of $91,222. The debt issuance cost is amortized over the life of the note. In addition, we also issued warrants to purchase 56,073 shares of common stock in accordance with a non-exclusive finder’s fee arrangement (see Note 6). These warrants have a fair value of $13,280 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the notes payable and is being amortized over the life of the notes payable. As of December 31, 2018, we have fully amortized $91,222 of the debt issuance cost. During the year ended December 31, 2018, L2 Capital converted $114,078 of the note into 4,000,000 shares of common stock at an average conversion price of $0.0285 per share. As of December 31, 2018, we have recorded a debt discount of $475,481 for the fair value of derivative liability and fully amortized the debt discount. As of December 31, 2018, the outstanding balance of the original loan was $368,145 plus a default penalty of $261,306 for a total of $629,451. The accrued interest was $59,938. The note is in default as of December 31, 2018.

On May 22, 2018, we executed a convertible note with Collier Investments, LLC, an unaffiliated California company, in the amount of $281,250 with an interest rate of 12% per annum. The maturity date of the note is the earlier of: (i) seven months after the issuance date; or (ii) the date on which we consummate a capital-raising transaction for $6,000,000 or more primarily from the sale of equity in the company. The note, or any portion of it, can be convertible by the holder into shares of our common stock at any time after the issuance date. The conversion price is equal to the lesser of 80% multiplied by the price per share paid by the investors in a “qualified financing” (as defined in the note) or $0.20, subject to certain adjustments. At any time within a 90-day period following the issuance date, we have the option to prepay 145% of the outstanding balance. There were an original issue discount and transaction fees of $36,250, yielding net proceeds of $245,000 to us. In addition, we paid a finder’s fee of $20,914. The original issue discount and transaction finder fees are being amortized over the life of the note payable as debt issuance cost. As of December 31, 2018, we have fully amortized the debt issuance cost. As of December 31, 2018, we have recorded a debt discount of $5,267 for the fair value of derivative liability and fully amortized the debt discount. On December 14, 2018, L2 Capital LLC purchased this note payable from Collier Investments, LLC. The total consideration was $371,250, including the outstanding note balance, the accrued interest, and liquidated damages (see below for convertible note issued to L2 Capital on December 14, 2018). We recorded the loss on the extinguishment of debt of $279,432.

On September 19, 2018, we executed a note payable for $10,000 with an unrelated party that bears interest at 6% per annum, which is due quarterly beginning as of September 30, 2018. The maturity date for the note is three years after date of issuance. In addition, the lender received warrants to purchase 2,000 shares of common stock upon signing the promissory note. The warrant can be exercised at a price per share equal to a 15% discount from the price of common stock on the last trading day before such purchase. As of December 31, 2018, the balance outstanding was $10,000 and the accrued interest was $172.

On December 14, 2018, L2 Capital LLC purchased our note payable from Collier Investments, LLC. The total consideration was $371,250, including the outstanding note balance of $281,250, the accrued interest of $33,750, and liquidated damages of $56,250. There was also a default penalty of $153,123. In addition, we issued 400,000 shares of common stock to L2 Capital, LLC as commitment shares with a fair value of $21,200 in connection with the purchase of the note. We executed a convertible note with L2 Capital in the amount of $371,250 with an interest rate of 12% per annum. The maturity date of the note is December 22, 2018. The holder of the note can convert the note, or any portion of it, into shares of common stock at any time after the issuance date. The conversion price is 65% of the market price, which is defined as the lowest trading price for our common stock during the 20-trading-day period prior to the conversion date. As of December 31, 2018, we have recorded a debt discount of $371,250 for the fair value of derivative liability and fully amortized the debt discount. On December 31, 2018, the outstanding balance was $524,373, which includes a default penalty, and the accrued interest was $4,183. This note is in default.

The following convertible note and notes payable were outstanding at December 31, 2018:

								Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	In Default	Original Principal	Principal at December 31, 2018	Discount at December 31, 2018	Carrying Amount at December 31, 2018	Current	Long-Term	Current	Long-Term
12/12/06	01/05/13	6.25%	Yes	58,670	9,379	—	9,379	—	—	9,379	—
12/01/07	09/01/15	7.00%	Yes	125,000	85,821	—	85,821	—	—	85,821	—
09/25/09	10/25/11	5.00%	Yes	50,000	50,000	—	50,000	—	—	50,000	—
12/23/09	12/23/14	7.00%	Yes	100,000	94,480	—	94,480	—	—	94,480	—
12/23/09	12/23/14	7.00%	Yes	25,000	23,619	—	23,619	—	—	23,619	—
12/23/09	12/23/14	7.00%	Yes	25,000	23,620	—	23,620	—	—	23,620	—
02/10/18	12/31/18	10.00%	Yes	1,000,000	1,000,000	—	1,000,000		—	1,000,000	—
08/15/13	10/31/23	10.00%	No	525,000	158,334	—	158,334	—	—	—	158,334
12/31/13	12/31/15	8.00%	Yes	290,000	130,000	—	130,000	—	—	130,000	—
04/01/14	12/31/18	10.00%	Yes	2,265,000	1,102,500	—	1,102,500	1,102,500	—	—	—
12/22/14	03/31/15	22.00%*	Yes	200,000	200,000	—	200,000	—	—	200,000	—
12/26/14	12/26/15	22.00%*	Yes	100,000	100,000	—	100,000	—	—	100,000	—
03/12/15	(1)	6.00%	No	394,380	394,380	—	394,380	394,380	—	—	—
04/07/15	04/17/18	10.00%	Yes	50,000	50,000	—	50,000	—	—	50,000	—
11/23/15	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
02/25/16	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
05/20/16	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
10/20/16	(1)	6.00%	No	50,000	12,500	—	12,500	12,500	—	—	—
10/20/16	(1)	6.00%	No	12,500	12,500	—	12,500	12,500	—	—	—
12/21/16	(1)	6.00%	No	25,000	25,000	—	25,000	25,000	—	—	—
03/09/17	(1)	10.00%	No	200,000	177,000	—	177,000	177,000	—	—	—
07/13/17	07/13/19	6.00%	No	25,000	25,000	—	25,000	—	—	25,000	—
07/18/17	07/18/19	6.00%	No	25,000	25,000	—	25,000	—	—	25,000	—
07/26/17	07/26/19	6.00%	No	15,000	15,000	—	15,000	—	—	15,000	—
07/27/17	07/27/19	6.00%	No	15,000	15,000	—	15,000	—	—	15,000	—
12/20/17	(2)	10.00%	Yes**	979,156	979,156	24,435	954,721	—	—	954,721	—
11/06/17	12/31/18	10.00%	Yes	646,568	612,093	—	612,093	612,093	—	—	—
02/19/18	(3)	18.00%*	Yes	629,451	629,451	—	629,451	—	—	629,451	—
09/19/18	09/28/21	6.00%	No	10,000	10,000	—	10,000	—	—	—	10,000
12/14/18	12/22/18	24.00%*	Yes	524,373	524,373	—	524,373	—	—	524,373	—
Totals				$8,515,098	$6,634,206	$24,435	$6,609,771	$2,485,973	$—	$3,955,464	$168,334

(1) Maturity date is 90 days after demand.

(2) Bridge loans were issued at dates between December 2017 and May 2018. Principal is due on the earlier of 18 months from the anniversary date or the completion of L2 financing with a gross proceeds of a minimum of $1.5 million.

(3) L2 - Note was drawn down in five traunches between 02/16/18 and 05/02/18.

** Partially in default as of December 31, 2018

* Default interest rate

The following convertible notes and notes payable were outstanding at December 31, 2017:

								Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	In Default	Original Principal	Principal at December 31, 2017	Discount at December 31 2017	Carrying Amount at December 31, 2017	Current	Long-Term	Current	Long-Term
12/12/06	01/05/13	6.25%	Yes	58,670	12,272	—	12,272	—	—	12,272	—
12/01/07	09/01/15	7.00%	Yes	125,000	85,821	—	85,821	—	—	85,821	—
09/25/09	10/25/11	5.00%	Yes	50,000	50,000	—	50,000	—	—	50,000	—
12/23/09	12/23/14	7.00%	Yes	100,000	94,480	—	94,480	—	—	94,480	—
12/23/09	12/23/14	7.00%	Yes	25,000	23,619	—	23,619	—	—	23,619	—
12/23/09	12/23/14	7.00%	Yes	25,000	23,620	—	23,620	—	—	23,620	—
02/03/12	12/31/18	10.00%	No	1,000,000	1,000,000	—	1,000,000	1,000,000	—	—	—
08/15/13	10/31/23	10.00%	No	525,000	158,334	—	158,334	—		—	158,334
12/31/13	12/31/15	8.00%	Yes	290,000	130,000	—	130,000	130,000	—	—	—
04/01/14	12/31/18	10.00%	No	2,265,000	1,137,500	—	1,137,500	1,137,500	—	—	—
12/22/14	03/31/15	22.00%*	Yes	200,000	200,000	—	200,000	—	—	200,000	—
12/26/14	12/26/15	22.00%*	Yes	100,000	100,000	—	100,000	—	—	100,000	—
03/12/15	(1)	6.00%	No	394,380	394,380	—	394,380	394,380	—	—	—
04/07/15	04/17/18	10.00%	No	50,000	50,000	—	50,000	—	—	50,000
11/23/15	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
02/25/16	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
05/20/16	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
10/20/16	(1)	6.00%	No	50,000	12,500	—	12,500	12,500	—	—	—
10/20/16	(1)	6.00%	No	12,500	12,500	—	12,500	12,500	—	—	—
12/21/16	(1)	6.00%	No	25,000	25,000	—	25,000	25,000	—	—	—
03/09/17	(1)	10.00%	No	200,000	177,000	—	177,000	177,000	—	—	—
07/13/17	07/13/19	6.00%	No	25,000	25,000	—	25,000	—	—	—	25,000
07/18/17	07/18/19	6.00%	No	25,000	25,000	—	25,000	—	—	—	25,000
07/26/17	07/26/19	6.00%	No	15,000	15,000	—	15,000	—	—	—	15,000
07/27/17	07/27/19	6.00%	No	15,000	15,000	—	15,000	—	—	—	15,000
12/20/17	(2)	10.00%	No	490,000	490,000	41,044	448,956	—	—	—	448,956
11/06/17	(3)	10.00%	No	646,568	641,568	—	641,568	641,568	—	—	—
Totals					$5,048,594	$41,044	$5,007,550	$3,680,448	$—	$639,812	$687,290

(1) Maturity date is 90 days after demand.

(2) Bridge loans were issued at dates between December 2017 and May 2018. Principal is due on the earlier of 18 months from the anniversary date or the completion of L2 financing with a gross proceeds of a minimum of $1.5 million.

(3) Principal and accrued interest will be due and payable at the earliest of A) resolution of Memphis litigation; B) December 31, 2018 , or C) when OTE is able to pay.

* Default interest rate.

Maturities of Long-Term Obligations for Five Years and Beyond

The minimum principal payments of convertible notes and notes payable at December 31, 2018:

2019	$6,441,437
2020	—
2021	10,000
2022 and thereafter	158,334
Total	$6,609,771